Employee Benefits Plan - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ 629	$ 701
Interest income	(21)	(25)
Administration fees disbursements	(8)	(12)
Exchange differences	(7)	(1)
End of period	470	629
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	3,428	2,857
Interest income	94	110
Return on plan assets excluding amounts included in interest income	482	424
Contributions by employer	33	203
Contributions by employees	3	3
Benefits paid	(218)	(204)
Administration fees disbursements	(7)	(11)
Exchange differences	51	43
Other	1	3
End of period	3,867	3,428
Funded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(9)	(9)
Administration fees disbursements	(7)	(11)
Funded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	3,428	2,857
Interest income	94	110
Return on plan assets excluding amounts included in interest income	482	424
Contributions by employer	7	173
Contributions by employees	1	1
Benefits paid	(190)	(172)
Administration fees disbursements	(7)	(11)
Exchange differences	51	43
Other	1	3
End of period	3,867	3,428
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(9)	(12)
Administration fees disbursements	(1)	(1)
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	20	22
Benefits paid	(20)	(22)
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	119	112
Interest income	(3)	(4)
Exchange differences	(2)
Other	2	(1)
End of period	98	119
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	6	8
Contributions by employees	2	2
Benefits paid	$ (8)	$ (10)